UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aegis Financial Corporation
           --------------------------------------------------
Address:   6862 Elm Street, Suite 830
           --------------------------------------------------
           McLean, Virginia  22101
           --------------------------------------------------

Form 13F File Number:  28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott L. Barbee
           -------------------------------------------------------
Title:     President
           -------------------------------------------------------
Phone:     (703) 528-7788
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee          McLean, Virginia            August 7, 2012
----------------------     -----------------------      -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              64
                                               -------------

Form 13F Information Table Value Total:           $192,328
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

AEGIS FINANCIAL CORPORATION
FORM 13F INFORMATION TABLE 06-30-2012:

                                                                          SHS OR
                                 TITLE OF                     VALUE        PRN     SH/  PUT/  INVSTMNT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS            CUSIP      (X$1000)      AMT     PRN  CALL   DSCRTN   MGRS     SOLE    SHARED NONE
------------------------------   --------         ---------  --------   ---------  ---  ----  --------  -----  --------- ------ ----
Air Castle Ltd.                  COM              g0129k104   $ 9,008    747,578   SH         SOLE    NONE        747,578
Alliance One International Inc.  COM              018772103   $13,750  3,974,009   SH         SOLE    NONE      3,974,009
Alliance One International
  Inc.5.500% Due 07-15-14        NOTE 5.500%
                                 07-15-14         018772AQ6   $ 1,817  1,900,000   PRN        SOLE    NONE      1,900,000
American International Group
  Inc. Warrant                   *W EXP
                                 01/19/202        026874156   $ 1,925    186,682   SH         SOLE    NONE        186,682
American Pacific Corp.           COM              028740108   $ 7,271    693,802   SH         SOLE    NONE        693,802
American Safety Insurance        COM              G02995101   $ 8,409    448,466   SH         SOLE    NONE        448,466
Argo Group International
  Holdings Ltd.                  ORD              G0464B107     $ 272      9,301   SH         SOLE    NONE          9,301
Aspen Insurance Holdings -
  Preferred Stock                PFD PRP INC EQ   g05384113   $ 1,166     21,394   SH         SOLE    NONE         21,394
Aspen Insurance Holdings Ltd.    COM              G05384105   $ 8,764    303,250   SH         SOLE    NONE        303,250
Ballantyne Strong Inc.           COM              058516105     $ 518     86,743   SH         SOLE    NONE         86,743
Baltic Trading Limited           COM              Y0553W103     $ 652    189,441   SH         SOLE    NONE        189,441
Bassett Furniture Industries     COM              070203104   $ 8,937    866,865   SH         SOLE    NONE        866,865
Beazer Homes USA                 COM              07556Q105     $ 109     33,680   SH         SOLE    NONE         33,680
BKF Capital Group                COM              05548G102      $ 63     63,176   SH         SOLE    NONE         63,176
Black Rock High Income Shares    SHS BEN INT      09250E107      $ 49     21,000   SH         SOLE    NONE         21,000
Bofi Holdings Inc.               COM              05566U108   $ 5,716    289,261   SH         SOLE    NONE        289,261
Bowl America Inc. - Class A      CL A             102565108     $ 223     17,522   SH         SOLE    NONE         17,522
Brandywine Realty Trust          SH BEN INT NEW   105368203     $ 801     64,900   SH         SOLE    NONE         64,900
BRT Realty Trust                 SH BEN INT NEW   055645303   $ 4,146    637,786   SH         SOLE    NONE        637,786
California First National
  Bank Corp.                     COM              130222102   $ 6,528    416,047   SH         SOLE    NONE        416,047
Century Casinos Inc.             COM              156492100   $ 3,038  1,116,754   SH         SOLE    NONE      1,116,754
CommonWealth REIT                COM SH BEN INT   203233101   $ 1,622     84,844   SH         SOLE    NONE         84,844
Core-Mark Hldgs                  COM              218681104   $ 6,418    133,328   SH         SOLE    NONE        133,328
Delta Apparel Inc.               COM              247368103   $ 6,839    500,679   SH         SOLE    NONE        500,679
Duckwall-ALCO                    COM              264142100   $ 2,909    332,848   SH         SOLE    NONE        332,848
Endeavour International          COM NEW          29259G200     $ 588     70,011   SH         SOLE    NONE         70,011
Energy Partners Ltd.             COM NEW          29270U303   $ 8,825    522,201   SH         SOLE    NONE        522,201
First Federal Northern
  Michigan Bancorp.              COM              32021X105     $ 125     35,640   SH         SOLE    NONE         35,640
Frequency Electronics, Inc.      COM              358010106   $ 2,167    265,881   SH         SOLE    NONE        265,881
Frisch's Restaurants, Inc.       COM              358748101     $ 745     26,301   SH         SOLE    NONE         26,301
Genon Energy Inc.                COM              37244e107   $ 1,727  1,010,075   SH         SOLE    NONE      1,010,075
Globus Maritime                  COM              Y27265209   $ 1,080    337,372   SH         SOLE    NONE        337,372
Hardinge Inc.                    COM              412324303   $ 3,171    348,466   SH         SOLE    NONE        348,466
Hornbeck Offshore Service        COM              440543106   $ 1,121     28,908   SH         SOLE    NONE         28,908
Horsehead Holdings               COM              440694305   $ 1,264    126,867   SH         SOLE    NONE        126,867
Ingram Micro Inc.                CL A             457153104   $ 6,148    351,900   SH         SOLE    NONE        351,900
Integrated Electrical Services,
  Inc.                           COM              45811E301     $ 399    145,501   SH         SOLE    NONE        145,501
J. Alexanders Corp.              COM              466096104   $ 1,378    121,310   SH         SOLE    NONE        121,310
LTX-Credence Corporation         COM NEW          502403207     $ 285     42,517   SH         SOLE    NONE         42,517
Lubys. Inc.                      COM              549282101   $ 2,150    320,903   SH         SOLE    NONE        320,903
Magnum Hunter Resources          COM              55973b102   $ 3,418    817,600   SH         SOLE    NONE        817,600
MBIA Inc.                        COM              55262C100   $ 2,974    275,100   SH         SOLE    NONE        275,100
Noble Corp.                      NAMEN-AKT        H5833N103   $ 1,893     58,196   SH         SOLE    NONE         58,196
Olympic Steel Inc.               COM              68162K106     $ 633     38,564   SH         SOLE    NONE         38,564
Patterson-UTI Energy Inc.        COM              703481101   $ 5,770    396,300   SH         SOLE    NONE        396,300
PMC Commercial Trust             SH BEN INT       693434102     $ 838    108,720   SH         SOLE    NONE        108,720
Republic Airways Holdings        COM              760276105   $ 1,493    268,950   SH         SOLE    NONE        268,950
Resolute Forest Products Inc.    COM              76117W109   $ 3,342    288,603   SH         SOLE    NONE        288,603
Sanmina-SCi Corp                 COM              800907206   $ 4,393    536,365   SH         SOLE    NONE        536,365
Sparton Corporation              COM              847235108   $ 1,096    110,674   SH         SOLE    NONE        110,674
StarTek, Inc.                    COM              85569C107   $ 1,245    429,415   SH         SOLE    NONE        429,415
Superior Industries
  International Inc.             COM              868168105   $ 3,009    183,833   SH         SOLE    NONE        183,833
SWS Group Inc.                   COM              78503N107   $ 2,279    427,513   SH         SOLE    NONE        427,513
Sypris Solutions Inc.            COM              871655106   $ 4,053    581,530   SH         SOLE    NONE        581,530
Tandy Brands Accessories Inc.    COM              875378101     $ 565    393,018   SH         SOLE    NONE        393,018
Tecumseh Products Company -
  Class A                        CL A             878895200   $ 4,334    858,268   SH         SOLE    NONE        858,268
Tecumseh Products Company -
  Class B                        CL B             878895101   $ 2,359    481,474   SH         SOLE    NONE        481,474
Tesoro Corp.                     COM              881609101   $ 6,859    274,787   SH         SOLE    NONE        274,787
Ultra Petrol Bahamas             COM              P94398107     $ 148    125,617   SH         SOLE    NONE        125,617
Unifi Inc.                       COM NEW          904677200     $ 864     76,273   SH         SOLE    NONE         76,273
Versar Inc.                      COM              925297103     $ 499    165,843   SH         SOLE    NONE        165,843
Vestin Realty Mortgage I Inc.    COM              925490104      $ 25     26,809   SH         SOLE    NONE         26,809
Western Refining Inc.            COM              959319104   $ 2,201     98,850   SH         SOLE    NONE         98,850
White Mountains Insurance Group  COM              g9618e107   $ 5,916     11,339   SH         SOLE    NONE         11,339